Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL 15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL 16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL 17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$23,490,251,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$4,519,375,000

Total Outstanding			$28,009,626,600

OSFI Covered Bond Limit			$36,219,811,445

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$23,490,251,600

A = Lesser of (i) LTV Adjusted Loan Balance and			32,169,104,038		A (i)	34,590,434,450
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	32,169,104,038
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			414,501,172
Total: A + B + C + D + E - F			31,754,602,866

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			23,847,334,200

A = lesser of (i) Present Value of outstanding loan balance of			34,693,717,654		A (i)	34,693,717,654
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	66,687,363,285
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			34,693,717,654

Intercompany Loan Balance

Guarantee Loan			25,261,265,817
Demand Loan			10,389,533,163
Total			35,650,798,980

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
November 30, 2016	N/A		N/A

Portfolio Flow of Funds

	30-Nov-16		31-Oct-16
Cash Inflows
Principal Receipts	749,249,368.73		700,124,070.56
Sale of Loans	50,420,396.62		106,759,004.52
Revenue Receipts	79,302,663.81		75,399,834.93
Swap Receipts	-		-
Intercompany Loan Receipts	-		6,453,534,443.57
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(72,484,037.35)	(6)	(63,922,337.57)	(7)
Purchase of Loans	(58,566,462.34)		(6,469,517,276.96)
Intercompany Loan Repayment	(741,103,303.01)	(6)	(790,900,241.69)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(269.51)		(1,295.52)
Net Inflows/(Outflows)	6,818,356.95		11,476,201.84

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6954%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on December 19th, 2016.

(7) This amount was paid out on November 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$35,304,381,726
Current Month Ending Balance (1)	$34,563,197,303
Number of Mortgage Loans in Pool	183,069
Average Loan Size	$188,799
Number of Primary Borrowers	163,371
Number of Properties	168,312

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)		51.36%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)		65.83%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)		81.24%
Weighted Average Seasoning of Loans in the Portfolio		21.33	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio		2.70%
Weighted Average Original Term of Loans in the Portfolio		52.70	(Months)
Weighted Average Remaining Term of Loans in the Portfolio		31.37	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds		42.35	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	182,875		99.89%	34,522,269,453	99.88%
30 to 59 Days Past Due	121		0.07%	26,326,148	0.08%
60 to 89 Days Past Due	65		0.04%	13,690,249	0.04%
90 to 119 Days Past Due	8		0.00%	911,453	0.00%
120 or More Days Past Due	-		0.00%	-	0.00%
Total	183,069		100.00%	34,563,197,303	100.00%

Portfolio Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	21,741		11.88%	4,946,281,129	14.31%
British Columbia	22,556		12.32%	5,726,539,338	16.57%
Manitoba	3,820		2.09%	504,470,835	1.46%
New Brunswick	5,325		2.91%	537,994,633	1.56%
Newfoundland	5,549		3.03%	772,742,174	2.24%
Northwest Territories	55		0.03%	10,834,180	0.03%
Nova Scotia	7,693		4.20%	963,554,620	2.79%
Nunavut	-		0.00%	-	0.00%
Ontario	89,895		49.10%	17,108,773,537	49.50%
Prince Edward Island	1,202		0.66%	126,226,615	0.37%
Quebec	19,270		10.53%	2,768,234,357	8.01%
Saskatchewan	5,617		3.07%	1,027,604,928	2.97%
Yukon	346		0.19%	69,940,956	0.20%
Total	183,069		100.00%	34,563,197,303	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	3,111		1.70%	558,115,510	1.61%
599 or less	2,730		1.49%	460,760,652	1.33%
600 - 650	4,254		2.32%	789,645,439	2.28%
651 - 700	10,531		5.75%	2,075,212,873	6.00%
701 - 750	21,700		11.85%	4,318,446,212	12.49%
751 - 800	35,519		19.40%	7,262,435,120	21.01%
801 and Above	105,224		57.48%	19,098,581,497	55.26%
Total	183,069		100.00%	34,563,197,303	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	150,839	82.39%	27,279,623,726	78.93%
Variable	32,230	17.61%	7,283,573,577	21.07%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	145,866	79.68%	25,233,598,784	73.01%
Non-STEP	37,203	20.32%	9,329,598,518	26.99%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,782	2.07%	714,531,346	2.07%
Owner Occupied	179,287	97.93%	33,848,665,957	97.93%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	69,573	38.00%	13,812,144,356	39.96%
2.5000 - 2.9999	72,136	39.40%	13,327,655,001	38.56%
3.0000 - 3.4999	28,617	15.63%	5,572,305,309	16.12%
3.5000 - 3.9999	9,944	5.43%	1,475,631,196	4.27%
4.0000 - 4.4999	1,799	0.98%	245,756,004	0.71%
4.5000 - 4.9999	598	0.33%	75,635,201	0.22%
5.0000 - 5.4999	191	0.10%	19,267,858	0.06%
5.5000 and Above	211	0.12%	34,802,378	0.10%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	24,776	13.53%	1,760,393,883	5.09%
20.01-25.00	9,184	5.02%	1,154,203,299	3.34%
25.01-30.00	10,175	5.56%	1,525,867,750	4.41%
30.01-35.00	11,363	6.21%	1,976,586,635	5.72%
35.01-40.00	13,207	7.21%	2,523,120,472	7.30%
40.01-45.00	14,972	8.18%	3,131,778,082	9.06%
45.01-50.00	15,940	8.71%	3,306,954,786	9.57%
50.01-55.00	15,982	8.73%	3,401,763,260	9.84%
55.01-60.00	15,875	8.67%	3,439,713,136	9.95%
60.01-65.00	16,422	8.97%	3,661,453,900	10.59%
65.01-70.00	14,739	8.05%	3,474,658,413	10.05%
70.01-75.00	9,884	5.40%	2,417,356,559	6.99%
75.01-80.00	9,436	5.15%	2,510,033,077	7.26%
80.01 and Above	1,114	0.61%	279,314,051	0.81%
Total	183,069	100.00%	34,563,197,303	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	56,311	30.76%	9,149,982,321	26.47%
12.00 - 23.99	32,820	17.93%	5,661,944,570	16.38%
24.00 - 35.99	16,443	8.98%	3,141,186,792	9.09%
36.00 - 41.99	14,705	8.03%	2,773,622,459	8.02%
42.00 - 47.99	20,277	11.08%	4,161,449,301	12.04%
48.00 - 53.99	14,146	7.73%	3,112,376,123	9.00%
54.00 - 59.99	23,725	12.96%	5,690,114,729	16.46%
60.00 - 65.99	3,531	1.93%	670,333,244	1.94%
66.00 - 71.99	85	0.05%	16,565,569	0.05%
72.00 and Above	1,026	0.56%	185,622,195	0.54%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	58,700	32.06%	3,355,284,401	9.71%
100,000 - 149,999	31,679	17.30%	3,955,481,564	11.44%
150,000 - 199,999	27,357	14.94%	4,762,445,344	13.78%
200,000 - 249,999	20,322	11.10%	4,550,081,869	13.16%
250,000 - 299,999	14,621	7.99%	4,000,528,395	11.57%
300,000 - 349,999	9,631	5.26%	3,113,842,121	9.01%
350,000 - 399,999	6,228	3.40%	2,326,623,744	6.73%
400,000 - 449,999	3,976	2.17%	1,684,158,056	4.87%
450,000 - 499,999	2,784	1.52%	1,319,928,931	3.82%
500,000 - 549,999	1,875	1.02%	983,680,548	2.85%
550,000 - 599,999	1,390	0.76%	799,851,657	2.31%
600,000 - 649,999	954	0.52%	595,125,294	1.72%
650,000 - 699,999	700	0.38%	472,102,832	1.37%
700,000 - 749,999	535	0.29%	387,941,549	1.12%
750,000 - 799,999	463	0.25%	358,567,103	1.04%
800,000 - 849,999	358	0.20%	295,126,369	0.85%
850,000 - 899,999	398	0.22%	348,528,038	1.01%
900,000 - 949,999	260	0.14%	240,486,628	0.70%
950,000 - 999,999	224	0.12%	217,987,374	0.63%
1,000,000 or Greater	614	0.34%	795,425,486	2.30%
Total	183,069	100.00%	34,563,197,303	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,120	14.81%	4,903,049,423	14.19%
Single Family	149,233	81.52%	28,215,031,802	81.63%
Multi Family	5,967	3.26%	1,300,058,228	3.76%
Other	749	0.41%	145,057,849	0.42%
Total	183,069	100.00%	34,563,197,303	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	114,378,541	79,731,811	103,199,419	125,603,397	156,742,431	194,744,183	250,825,145	308,992,357	440,579,532	650,659,267	578,084,406	597,880,307	1,114,432,052	230,428,283	4,946,281,129	14.31%
	Current and Less Than 30 Days Past Due	114,321,371	79,638,126	103,199,419	125,603,397	156,742,431	194,744,183	250,624,078	307,524,116	440,579,532	649,392,187	577,094,431	597,544,034	1,113,784,853	230,136,797	4,940,928,953	99.89%
	30 to 59 Days Past Due	57,170	93,685	-	-	-	-	201,067	672,117	-	981,788	989,976	253,687	343,207	291,486	3,884,182	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	796,123	-	285,292	-	82,587	303,992	-	1,467,994	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British	All	477,288,706	316,762,567	398,955,089	521,074,600	617,317,877	733,869,444	537,074,237	546,028,372	555,124,318	446,801,147	288,159,760	175,149,176	108,983,237	3,950,808	5,726,539,338	16.57%
Columbia	Current and Less Than 30 Days Past Due	476,949,645	316,488,690	398,483,604	521,074,600	616,073,248	732,864,414	535,799,335	546,028,372	554,605,138	446,654,351	288,159,760	175,149,176	108,983,237	3,950,808	5,721,264,378	99.91%
	30 to 59 Days Past Due	244,844	273,878	471,486	-	291,682	1,005,030	566,618	-	519,179	146,796	-	-	-	-	3,519,513	0.06%
	60 to 89 Days Past Due	94,218	-	-	-	952,946	-	708,283	-	-	-	-	-	-	-	1,755,447	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,731,559	11,040,003	12,526,059	15,440,951	24,322,329	25,463,526	35,676,682	52,007,494	64,077,255	72,944,387	68,466,527	54,190,687	54,522,591	1,060,785	504,470,835	1.46%
	Current and Less Than 30 Days Past Due	12,731,559	11,040,003	12,526,059	15,440,951	24,322,329	25,366,487	35,676,682	52,007,494	64,077,255	72,768,294	68,245,087	54,190,687	54,522,591	1,060,785	503,976,263	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	97,040	-	-	-	176,092	-	-	-	-	273,132	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	221,440	-	-	-	221,440	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,926,613	10,186,767	14,389,592	19,179,558	22,396,785	30,780,017	50,458,470	79,317,989	79,110,911	99,564,444	71,046,131	25,715,709	20,237,525	684,123	537,994,633	1.56%
	Current and Less Than 30 Days Past Due	14,910,136	10,186,767	14,389,592	19,179,558	22,396,785	30,618,722	50,382,408	78,784,327	79,011,423	99,564,444	70,899,567	25,597,428	20,237,525	684,123	536,842,805	99.79%
	30 to 59 Days Past Due	13,087	-	-	-	-	-	-	262,043	99,488	-	-	118,281	-	-	492,898	0.09%
	60 to 89 Days Past Due	3,390	-	-	-	-	161,295	76,062	271,620	-	-	146,565	-	-	-	658,931	0.12%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	17,343,457	9,969,999	16,292,749	25,309,220	34,138,624	43,393,310	68,081,976	106,971,852	125,055,520	145,753,714	115,057,106	40,511,331	24,127,505	735,811	772,742,174	2.24%
	Current and Less Than 30 Days Past Due	17,343,457	9,969,999	16,292,749	25,309,220	34,138,624	43,393,310	68,081,976	106,892,319	123,884,128	145,753,714	115,057,106	40,511,331	24,127,505	735,811	771,491,250	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	775,047	-	-	-	-	-	775,047	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	79,532	396,346	-	-	-	-	-	475,878	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	772,340	569,257	-	500,295	462,200	236,969	420,844	1,292,735	1,855,731	1,709,580	1,329,198	1,368,712	316,319	-	10,834,180	0.03%
Territories	Current and Less Than 30 Days Past Due	772,340	569,257	-	500,295	462,200	236,969	420,844	1,292,735	1,855,731	1,709,580	1,329,198	1,368,712	316,319	-	10,834,180	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	30,066,007	20,435,050	26,496,030	33,923,292	47,048,522	60,938,907	80,829,634	122,053,665	125,499,255	173,403,088	138,448,797	63,251,780	40,770,564	390,027	963,554,620	2.79%
	Current and Less Than 30 Days Past Due	30,066,007	20,435,050	26,496,030	33,923,292	47,048,522	60,871,464	80,774,190	121,437,014	125,219,257	173,294,243	138,448,797	63,251,780	40,770,564	390,027	962,426,238	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	67,443	55,445	112,452	279,998	-	-	-	-	-	515,339	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	504,198	-	-	-	-	-	-	504,198	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	108,845	-	-	-	-	108,845	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	970,475,852	621,513,486	840,801,341	1,094,607,684	1,450,754,253	1,817,308,473	2,001,399,900	1,801,953,983	1,586,742,480	1,516,470,053	1,636,611,524	1,032,080,108	723,274,168	14,780,232	17,108,773,537	49.50%
	Current and Less Than 30 Days Past Due	970,032,790	621,513,486	839,823,992	1,093,117,320	1,449,308,568	1,813,408,405	1,997,309,948	1,800,032,762	1,584,653,498	1,513,851,068	1,635,715,985	1,031,675,207	722,841,168	14,780,232	17,088,064,430	99.88%
	30 to 59 Days Past Due	289,591	-	560,120	699,962	1,445,685	2,934,102	2,461,313	898,572	1,436,098	1,391,823	704,025	171,665	433,000	-	13,425,956	0.08%
	60 to 89 Days Past Due	51,410	-	417,229	790,403	-	965,966	1,143,292	1,022,650	652,885	1,227,162	191,514	233,236	-	-	6,695,746	0.04%
	90 to 119 Days Past Due	102,060	-	-	-	-	-	485,346	-	-	-	-	-	-	-	587,406	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward	All	4,329,479	2,925,181	3,596,951	3,192,971	5,531,427	8,575,779	10,989,912	19,121,352	18,743,719	24,712,670	15,311,699	4,150,055	5,045,420	-	126,226,615	0.37%
Island	Current and Less Than 30 Days Past Due	4,329,479	2,925,181	3,596,951	3,192,971	5,531,427	8,503,065	10,989,912	19,068,598	18,743,719	24,712,670	15,311,699	4,150,055	5,045,420	-	126,101,147	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	72,714	-	52,754	-	-	-	-	-	-	125,468	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	92,071,181	59,410,253	79,588,512	103,928,265	119,240,534	149,858,468	178,910,322	215,857,111	274,204,853	339,737,276	384,897,053	364,766,662	378,953,596	26,810,271	2,768,234,357	8.01%
	Current and Less Than 30 Days Past Due	91,994,506	59,410,253	79,588,512	103,796,253	119,163,100	149,545,726	178,688,616	215,711,720	272,667,169	339,543,588	383,997,317	364,285,667	378,596,385	26,810,271	2,763,799,083	99.84%
	30 to 59 Days Past Due	40,160	-	-	-	77,434	229,553	221,706	145,391	1,020,237	193,689	899,736	263,052	-	-	3,090,958	0.11%
	60 to 89 Days Past Due	36,515	-	-	-	-	-	-	-	517,447	-	-	217,943	357,210	-	1,129,115	0.04%
	90 to 119 Days Past Due	-	-	-	132,012	-	83,189	-	-	-	-	-	-	-	-	215,202	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	24,075,863	19,857,760	27,717,440	31,110,016	41,444,924	60,991,167	84,147,792	136,316,822	158,610,255	178,257,234	172,632,669	54,889,862	37,553,122	-	1,027,604,928	2.97%
	Current and Less Than 30 Days Past Due	24,075,863	19,857,760	27,717,440	31,110,016	41,221,268	60,991,167	84,147,792	136,007,376	158,138,201	178,257,234	172,632,669	54,889,862	37,553,122	-	1,026,599,771	99.90%
	30 to 59 Days Past Due	-	-	-	-	223,657	-	-	-	-	-	-	-	-	-	223,657	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	309,445	472,055	-	-	-	-	-	781,500	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,934,284	1,801,165	2,304,567	2,716,386	3,720,565	5,617,838	8,139,873	11,849,529	10,109,307	11,441,039	4,613,543	3,402,172	1,816,978	473,710	69,940,956	0.20%
	Current and Less Than 30 Days Past Due	1,934,284	1,801,165	2,304,567	2,716,386	3,720,565	5,617,838	8,139,873	11,849,529	10,109,307	11,441,039	4,613,543	3,402,172	1,816,978	473,710	69,940,956	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,760,393,883	1,154,203,299	1,525,867,750	1,976,586,635	2,523,120,472	3,131,778,082	3,306,954,786	3,401,763,260	3,439,713,136	3,661,453,900	3,474,658,413	2,417,356,559	2,510,033,077	279,314,051	34,563,197,303	100.00%
	Current and Less Than 30 Days Past Due	1,759,461,438	1,153,835,737	1,524,418,916	1,974,964,258	2,520,129,067	3,126,161,750	3,301,035,653	3,396,636,363	3,433,544,356	3,656,942,413	3,471,505,158	2,416,016,110	2,508,595,668	279,022,565	34,522,269,453	99.88%
	30 to 59 Days Past Due	644,853	367,563	1,031,605	699,962	2,038,458	4,405,882	3,506,149	2,143,329	4,130,048	2,890,188	2,593,736	806,684	776,207	291,486	26,326,148	0.08%
	60 to 89 Days Past Due	185,533	-	417,229	790,403	952,946	1,127,261	1,927,638	2,983,568	2,038,732	1,512,454	559,519	533,766	661,202	-	13,690,249	0.04%
	90 to 119 Days Past Due	102,060	-	-	132,012	-	83,189	485,346	-	-	108,845	-	-	-	-	911,453	0.02%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2016
Distribution Date:	12/15/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	36,005,757	20,696,175	40,208,881	44,692,521	54,345,083	61,154,823	62,917,752	60,812,634	57,627,429	46,478,559	37,467,998	23,820,621	11,032,794	854,484	558,115,510	1.61%
<=599	9,875,102	8,883,981	9,275,924	16,314,627	33,565,237	53,904,077	64,346,497	69,113,779	63,018,857	51,418,670	48,260,640	23,716,260	8,556,942	510,059	460,760,652	1.33%
600-650	16,826,770	14,429,868	25,086,022	31,562,799	53,352,694	94,004,099	105,138,236	92,861,028	92,745,178	89,713,423	90,097,723	50,498,641	29,961,994	3,366,966	789,645,439	2.28%
651-700	46,462,174	47,078,790	63,798,937	97,787,988	148,039,279	226,543,726	245,099,581	242,310,418	236,796,929	237,384,454	222,362,384	131,624,551	114,716,925	15,206,735	2,075,212,873	6.00%
701-750	141,226,718	105,599,930	151,284,610	207,297,430	274,134,791	390,029,133	420,166,085	427,849,126	464,570,161	531,367,560	505,387,640	326,300,269	337,955,759	35,277,000	4,318,446,212	12.49%
751-800	244,211,549	172,257,240	254,173,135	356,263,922	470,186,402	605,203,809	638,695,355	681,010,379	746,978,752	834,259,561	829,384,860	620,650,437	729,406,232	79,753,487	7,262,435,120	21.01%
>800	1,265,785,813	785,257,316	982,040,242	1,222,667,348	1,489,496,986	1,700,938,414	1,770,591,279	1,827,805,896	1,777,975,830	1,870,831,672	1,741,697,169	1,240,745,780	1,278,402,431	144,345,319	19,098,581,497	55.26%
Total	1,760,393,883	1,154,203,299	1,525,867,750	1,976,586,635	2,523,120,472	3,131,778,082	3,306,954,786	3,401,763,260	3,439,713,136	3,661,453,900	3,474,658,413	2,417,356,559	2,510,033,077	279,314,051	34,563,197,303	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.